Note 19 - Trade Receivables (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables	R$ 39.5	R$ 49.8